Short Term Debt (Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total available capacity	$ 3,155	$ 2,729
Total advances under available facilities	2,735	1,739
Available capacity under existing agreements	$ 420	990
Term credit facility | TEC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2023
Total available capacity	$ 542	634
Revolving credit facility | TECO Energy/TECO Finance
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2026
Total available capacity	$ 542	507
Revolving credit facility | TEC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2026
Total available capacity	$ 1,084	1,014
Revolving credit facility | NMGC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2026
Total available capacity	$ 169	158
Revolving credit facility | GBPC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	on demand
Total available capacity	$ 18	16
Non-revolving term loan | Emera Inc.
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2023
Total available capacity	$ 400	400
Non-revolving term loan II | Emera Inc.
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2023
Total available capacity	$ 400	0
Advances under revolving credit and term facilities
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total advances under available facilities	2,731	1,735
Letters of credit issued within the credit facilities
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total advances under available facilities	$ 4	$ 4